Intangible and Other Long-Term Assets - Schedule of Balances (Details) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Schedule of Balance [Line Items]
Intangible assets and goodwill		$ 2,260,946	$ 2,262,605
Republic trade mark [Member]
Schedule of Balance [Line Items]
Intangible assets		$ 96,700	$ 110,476
Amortization period (years)	[1]
Customers list [Member]
Schedule of Balance [Line Items]
Intangible assets		$ 0	$ 0
Amortization period (years)		20 years	20 years
Republic [Member]
Schedule of Balance [Line Items]
Intangible assets	[2]	$ 96,700	$ 110,476
Customers list One [Member]
Schedule of Balance [Line Items]
Intangible assets		$ 0	$ 0
Amortization period (years)		9 years	9 years
San 42 trademark [Member]
Schedule of Balance [Line Items]
Intangible assets	[3]	$ 329,600	$ 329,600
Amortization period (years)	[1],[3]
Goodwill [Member]
Schedule of Balance [Line Items]
Intangible assets	[3]	$ 1,814,160	$ 1,814,160
Amortization period (years)	[1],[3]
Grupo San [Member]
Schedule of Balance [Line Items]
Intangible assets	[4]	$ 2,143,760
Total [Member]
Schedule of Balance [Line Items]
Intangible assets		2,240,460	$ 2,254,236
Other assets [Member]
Schedule of Balance [Line Items]
Intangible assets		20,486	8,369
Gross carrying amount [member]
Schedule of Balance [Line Items]
Intangible assets	[4]		2,143,760
Gross carrying amount [member]
Schedule of Balance [Line Items]
Intangible assets and goodwill		4,544,498	4,535,747
Gross carrying amount [member] | Republic trade mark [Member]
Schedule of Balance [Line Items]
Intangible assets		96,700	110,476
Gross carrying amount [member] | Customers list [Member]
Schedule of Balance [Line Items]
Intangible assets		77,852	67,442
Gross carrying amount [member] | Republic [Member]
Schedule of Balance [Line Items]
Intangible assets	[2]	174,552	177,918
Gross carrying amount [member] | Customers list One [Member]
Schedule of Balance [Line Items]
Intangible assets		2,205,700	2,205,700
Gross carrying amount [member] | San 42 trademark [Member]
Schedule of Balance [Line Items]
Intangible assets	[3]	329,600	329,600
Gross carrying amount [member] | Goodwill [Member]
Schedule of Balance [Line Items]
Intangible assets	[3]	1,814,160	1,814,160
Gross carrying amount [member] | Grupo San [Member]
Schedule of Balance [Line Items]
Intangible assets	[4]	4,349,460
Gross carrying amount [member] | Total [Member]
Schedule of Balance [Line Items]
Intangible assets		4,524,012	4,527,378
Gross carrying amount [member] | Other assets [Member]
Schedule of Balance [Line Items]
Intangible assets		20,486	8,369
Gross carrying amount [member] | Gross carrying amount [member]
Schedule of Balance [Line Items]
Intangible assets	[4]		4,349,460
Accumulated amortization [Member]
Schedule of Balance [Line Items]
Intangible assets and goodwill		2,283,552	2,273,142
Accumulated amortization [Member] | Customers list [Member]
Schedule of Balance [Line Items]
Intangible assets		77,852	67,442
Accumulated amortization [Member] | Republic [Member]
Schedule of Balance [Line Items]
Intangible assets	[2]	77,852	67,442
Accumulated amortization [Member] | Customers list One [Member]
Schedule of Balance [Line Items]
Intangible assets		2,205,700	2,205,700
Accumulated amortization [Member] | Grupo San [Member]
Schedule of Balance [Line Items]
Intangible assets	[4]	2,205,700
Accumulated amortization [Member] | Total [Member]
Schedule of Balance [Line Items]
Intangible assets		$ 2,283,552	2,273,142
Accumulated amortization [Member] | Gross carrying amount [member]
Schedule of Balance [Line Items]
Intangible assets	[4]		$ 2,205,700

[1]	Intangible assets with undefined useful life.
[2]	Intangible assets from the Republic acquisition.
[3]	The San 42 trademark and the goodwill are presented net of impairment losses recorded in 2009 for $16,000 and $2,352,000, respectively.
[4]	Intangible assets from the Grupo San acquisition.